Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (65,089)
Ending balance	(65,056)	$ (9,068)	¥ (65,089)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(64,717)	(9,021)	(61,825)
Provision made to consolidated statement of profit or loss	(15,541)	(2,166)	(14,457)
Utilization	15,541	2,166	11,565
Ending balance	¥ (64,717)	$ (9,021)	¥ (64,717)